ACQUISITIONS (Tables)	12 Months Ended
Oct. 31, 2024
Business Combinations [Abstract]
Schedule of the fair value of assets and liabilities assumed
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of September 20, 2024 (in millions):

Cash and cash equivalents	$56
Accounts receivable	36
Inventories	25
Other current assets	2
Property, plant and equipment	276
Intangible assets	183
Goodwill	526
Total assets acquired	$1,104
Accounts payable	(10)
Other accrued liabilities	(20)
Deferred revenue	(70)
Deferred tax liability	(45)
Other liabilities	(19)
Debt	(25)
Net assets acquired	$915